Debt Obligations (Details Textual) (USD $)	9 Months Ended				9 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 Eurodollar [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Debt Instrument, Third Amendment [Member]	Dec. 31, 2012 Debt Instrument, Third Amendment [Member]	Apr. 15, 2013 Debt Instrument, Third Amendment [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Debt Instrument, Third Amendment [Member] Eurodollar [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Insurance Premium Financing [Member] Minimum [Member]	Jul. 31, 2013 Subsequent Event [Member] Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Leverage ratio requirement	4.50		4.50			4.00	4.00
Total indebtedness	$ 130,900,000		$ 130,900,000
Ratio of indebtedness to net capital	5.70		5.70
Maximum outstanding borrowings under credit facility				150,000,000							175,000,000
Description of variable rate basis					Eurodollar Rate
Letter of credit outstanding	2,600,000		2,600,000
Debt issuance cost	5,900,000
Basis spread on variable rate					0.50%
Additional fees				0.125%					0.125%
Payments on long-term debt	99,821,000	42,310,000						12,500,000
Leverage covenant ratio test				4.48
Revolving loan facility	121,035,000		128,285,000							123,700,000	130,000,000		129,200,000
Remaining borrowing capacity										39,300,000	45,000,000
Debt, Weighted Average Interest Rate	4.50%	4.09%
Insurance premium financing	3,300,000
Facility fee (percent)									0.50%			3.22%
Periodic payment amount	$ 200,000